UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     London Company of Virginia
Address:  1801 Bayberry Court
          Suite 301
          Richmond, Virginia 23226

Form 13F File Number:  028-10665

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew J. Wetzel
Title:    CCO
Phone:    (804) 775-0317

Signature, Place, and Date of Signing:

     /s/ Andrew J. Wetzel            Richmond, Virginia          May 14, 2012
     --------------------            ------------------          ------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           84
                                         -----------

Form 13F Information Table Value Total:  $ 3,301,342
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------- ----------- --------- ----------- -------------------- ---------- -------- -------------------------
                                                                                                               VOTING AUTHORITY
                                 TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------------
        NAME OF ISSUER             CLASS      CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
------------------------------- ----------- --------- ----------- ----------- --- ---- ---------- -------- ---------- ------ -------
ACTIVISION BLIZZARD INC         COM         00507V109       2,096     163,491 SH       Sole                   163,491              0
ADVENT SOFTWARE INC             COM         007974108      53,016   2,070,948 SH       Sole                 1,901,909        169,039
ALBEMARLE CORP                  COM         012653101     166,784   2,609,257 SH       Sole                 2,400,693        208,564
ALEXANDER & BALDWIN INC         COM         014482103     122,797   2,534,515 SH       Sole                 2,353,827        180,688
ALLEGHANY CORP DEL              COM         017175100      43,253     131,429 SH       Sole                   121,038         10,391
ALTRIA GROUP INC                COM         02209S103      22,765     737,451 SH       Sole                   719,314         18,137
AMERICAN EAGLE OUTFITTERS NE    COM         02553E106      42,763   2,487,663 SH       Sole                 2,285,750        201,913
AMPHENOL CORP NEW               CL A        032095101       2,379      39,795 SH       Sole                    39,795              0
ATWOOD OCEANICS INC             COM         050095108     111,422   2,482,130 SH       Sole                 2,281,112        201,018
BERKSHIRE HATHAWAY INC DEL      CL A        084670108         244          02 SH       Sole                         2              0
BERKSHIRE HATHAWAY INC DEL      CL B NEW    084670702      29,380     362,040 SH       Sole                   332,490         29,550
BRISTOL MYERS SQUIBB CO         COM         110122108      24,946     739,153 SH       Sole                   721,271         17,882
BROWN FORMAN CORP               CL B        115637209       8,942     107,223 SH       Sole                   107,223              0
CABELAS INC                     COM         126804301     148,067   3,881,183 SH       Sole                 3,543,100        338,083
CARMAX INC                      COM         143130102      22,709     655,385 SH       Sole                   655,261            124
CHEVRON CORP NEW                COM         166764100      22,756     212,253 SH       Sole                   207,655          4,598
CINCINNATI FINL CORP            COM         172062101       4,224     122,396 SH       Sole                   108,563         13,833
CINTAS CORP                     COM         172908105       3,075      78,598 SH       Sole                    78,598              0
CISCO SYS INC                   COM         17275R102      27,385   1,294,805 SH       Sole                 1,205,047         89,758
COCA COLA CO                    COM         191216100      24,156     326,386 SH       Sole                   310,710         15,676
CONOCOPHILLIPS                  COM         20825C104      15,186     199,785 SH       Sole                   194,021          5,764
CORNING INC                     COM         219350105      16,667   1,183,765 SH       Sole                 1,183,477            288
CORRECTIONS CORP AMER NEW       COM NEW     22025Y407      84,884   3,108,153 SH       Sole                 2,844,151        264,002
CSX CORP                        COM         126408103       1,427      66,312 SH       Sole                    66,312              0
DELL INC                        COM         24702R101      14,036     845,770 SH       Sole                   763,664         82,106
DOMINION RES INC VA NEW         COM         25746U109      17,308     337,972 SH       Sole                   332,919          5,053
DUKE ENERGY CORP NEW            COM         26441C105      10,624     505,687 SH       Sole                   487,983         17,704
E M C CORP MASS                 COM         268648102      25,754     861,925 SH       Sole                   861,720            205
EATON VANCE CORP                COM NON VTG 278265103     144,193   5,045,228 SH       Sole                 4,644,200        401,028
ENERGIZER HLDGS INC             COM         29266R108      64,856     874,303 SH       Sole                   822,072         52,231
EXXON MOBIL CORP                COM         30231G102       3,050      35,163 SH       Sole                    34,863            300
FEDERATED INVS INC PA           CL B        314211103       5,175     230,944 SH       Sole                   204,612         26,332
FEDEX CORP                      COM         31428X106       7,252      78,862 SH       Sole                    78,862              0
FIRST INDUSTRIAL REALTY TRUS    COM         32054K103      47,041   3,808,996 SH       Sole                 3,516,571        292,425
HASBRO INC                      COM         418056107      28,013     762,869 SH       Sole                   704,583         58,286
HATTERAS FINL CORP              COM         41902R103      62,454   2,238,511 SH       Sole                 2,038,839        199,672
HERSHEY CO                      COM         427866108      13,855     225,912 SH       Sole                   208,324         17,588
INTEL CORP                      COM         458140100      22,198     789,540 SH       Sole                   770,466         19,074
INTERNATIONAL BUSINESS MACHS    COM         459200101      25,086     120,228 SH       Sole                   114,604          5,624
JOHNSON & JOHNSON               COM         478160104       2,430      36,843 SH       Sole                    32,390          4,453
KAMAN CORP                      COM         483548103      63,806   1,879,430 SH       Sole                 1,720,678        158,752
KINDER MORGAN MANAGEMENT LLC    SHS         49455U100      77,221   1,034,740 SH       Sole                   946,631         88,109
KNOLL INC                       COM NEW     498904200      26,347   1,583,371 SH       Sole                 1,447,353        136,018
KRAFT FOODS INC                 CL A        50075N104       3,449      90,744 SH       Sole                    90,744              0
LOEWS CORP                      COM         540424108       1,184      29,695 SH       Sole                    29,695              0
LORILLARD INC                   COM         544147101      20,877     161,241 SH       Sole                   147,045         14,196
LOWES COS INC                   COM         548661107      11,165     355,800 SH       Sole                   343,012         12,788
M & T BK CORP                   COM         55261F104       3,779      43,506 SH       Sole                    43,506              0
MARTIN MARIETTA MATLS INC       COM         573284106      42,256     493,476 SH       Sole                   452,795         40,681
MBIA INC                        COM         55262C100      69,084   7,049,438 SH       Sole                 6,492,221        557,217
MCDONALDS CORP                  COM         580135101         216       2,200 SH       Sole                     2,200              0
MEADWESTVACO CORP               COM         583334107      23,358     739,414 SH       Sole                   724,601         14,813
MICREL INC                      COM         594793101      65,924   6,425,339 SH       Sole                 5,906,262        519,077
MICROSOFT CORP                  COM         594918104      28,269     876,432 SH       Sole                   817,224         59,208
MONARCH FINANCIAL HOLDINGS I    COM         60907Q100         123      14,045 SH       Sole                    14,045              0
MONTPELIER RE HOLDINGS LTD      SHS         G62185106      73,415   3,799,974 SH       Sole                 3,502,722        297,252
NEWMARKET CORP                  COM         651587107     150,744     804,399 SH       Sole                   738,827         65,572
NU SKIN ENTERPRISES INC         CL A        67018T105     130,382   2,251,456 SH       Sole                 2,067,353        184,103
OLD DOMINION FGHT LINES INC     COM         679580100     119,602   2,508,958 SH       Sole                 2,304,341        204,617
OWENS & MINOR INC NEW           COM         690732102      25,252     830,389 SH       Sole                   763,427         66,962
PAYCHEX INC                     COM         704326107       5,923     191,119 SH       Sole                   177,947         13,172
PFIZER INC                      COM         717081103      16,179     714,460 SH       Sole                   691,198         23,262
PHILIP MORRIS INTL INC          COM         718172109      18,261     206,081 SH       Sole                   201,339          4,742
PRICESMART INC                  COM         741511109     127,720   1,754,152 SH       Sole                 1,611,601        142,551
PROCTER & GAMBLE CO             COM         742718109         461       6,852 SH       Sole                     6,852              0
REYNOLDS AMERICAN INC           COM         761713106       5,649     136,313 SH       Sole                   128,009          8,304
SERVICE CORP INTL               COM         817565104      88,148   7,828,472 SH       Sole                 7,203,052        625,420
SMITHFIELD FOODS INC            COM         832248108       1,611      73,133 SH       Sole                    73,133              0
STAPLES INC                     COM         855030102       3,035     187,453 SH       Sole                   187,453              0
STURM RUGER & CO INC            COM         864159108      81,211   1,653,986 SH       Sole                 1,506,726        147,260
TEJON RANCH CO                  COM         879080109      55,794   1,948,117 SH       Sole                 1,789,023        159,094
TENET HEALTHCARE CORP           COM         88033G100      61,722  11,623,635 SH       Sole                10,699,328        924,307
TREDEGAR CORP                   COM         894650100      70,124   3,579,602 SH       Sole                 3,288,444        291,158
UDR INC                         COM         902653104      71,238   2,667,101 SH       Sole                 2,480,213        186,888
UNITED PARCEL SERVICE INC       CL B        911312106         231       2,864 SH       Sole                     2,864              0
VALUECLICK INC                  COM         92046N102      94,162   4,770,107 SH       Sole                 4,386,487        383,620
VERIZON COMMUNICATIONS INC      COM         92343V104      19,953     521,933 SH       Sole                   509,141         12,792
VISA INC                        COM CL A    92826C839      14,822     125,608 SH       Sole                   125,582             26
VULCAN MATLS CO                 COM         929160109       1,599      37,423 SH       Sole                    37,352             71
WAL MART STORES INC             COM         931142103      17,322     283,037 SH       Sole                   276,159          6,878
WELLS FARGO & CO NEW            COM         949746101      27,082     793,275 SH       Sole                   758,695         34,580
WHIRLPOOL CORP                  COM         963320106       1,859      24,189 SH       Sole                    24,189              0
WHITE MTNS INS GROUP LTD        COM         G9618E107      73,011     145,522 SH       Sole                   134,922         10,600
WORLD FUEL SVCS CORP            COM         981475106      13,122     320,042 SH       Sole                   281,051         38,991